UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21121

Large-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Large-Cap Growth Portfolio                                                                                                      as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 7.3%
Boeing Co.	8,000	$630,800
General Dynamics Corp.	15,100	1,082,217
Rockwell Collins, Inc.	14,500	795,180
United Technologies Corp.	16,900	1,070,615
		$3,578,812
Air Freight & Logistics — 0.8%
FedEx Corp.	3,600	391,248
		$391,248
Beverages — 2.6%
Coca-Cola Co. (The)	10,400	464,672
PepsiCo, Inc.	12,850	838,591
		$1,303,263
Biotechnology — 4.4%
Amgen, Inc. (1)	10,500	751,065
Biogen Idec, Inc. (1)	17,100	764,028
Gilead Sciences, Inc. (1)	9,600	659,520
		$2,174,613
Capital Markets — 3.9%
Charles Schwab Corp. (The)	26,600	476,140
Franklin Resources, Inc.	4,300	454,725
Goldman Sachs Group, Inc.	3,200	541,344
State Street Corp.	7,000	436,800
		$1,909,009
Chemicals — 1.8%
Ecolab, Inc.	9,000	385,380
EI Du Pont de Nemours & Co.	12,300	526,932
		$912,312
Communications Equipment — 6.1%
Cisco Systems, Inc. (1)	45,200	1,039,600
Corning, Inc. (1)	31,100	759,151
QUALCOMM, Inc.	17,700	643,395
Tellabs, Inc. (1)	53,400	585,264
		$3,027,410
Computer Peripherals — 2.8%
Hewlett-Packard Co.	20,500	752,145
Sun Microsystems, Inc. (1)	128,000	636,160
		$1,388,305

Consumer Finance — 1.0%
American Express Co.	8,800	$493,504
		$493,504
Diversified Financial Services — 4.0%
Citigroup, Inc.	18,900	938,763
JPMorgan Chase & Co.	10,700	502,472
Moody’s Corp.	8,400	549,192
		$1,990,427
Electrical Equipment — 1.5%
Emerson Electric Co.	8,600	721,196
		$721,196
Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc. (1)	17,000	555,730
		$555,730
Energy Equipment & Services — 0.6%
Halliburton Co.	10,400	295,880
		$295,880
Food & Staples Retailing — 3.7%
Safeway, Inc.	18,000	546,300
Walgreen Co.	12,600	559,314
Wal-Mart Stores, Inc.	14,200	700,344
		$1,805,958
Food Products — 2.5%
Nestle SA (2)	2,300	799,194
Wm. Wrigley Jr. Co. (3)	9,200	423,752
		$1,222,946
Health Care Providers & Services — 2.5%
Caremark Rx, Inc.	14,200	804,714
UnitedHealth Group, Inc.	8,900	437,880
		$1,242,594
Healthcare Equipment & Supplies — 1.3%
Medtronic, Inc. (3)	13,300	617,652
		$617,652
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	18,400	710,976
		$710,976
Household Products — 4.0%
Colgate-Palmolive Co.	15,000	931,500
Procter & Gamble Co.	16,468	1,020,687
		$1,952,187

Industrial Conglomerates — 2.8%
3M Co.	6,900	$513,498
General Electric Co.	23,900	843,670
		$1,357,168
Internet Software & Services — 2.5%
Google, Inc., Class A (1)	1,600	643,040
Yahoo!, Inc. (1)	22,500	568,800
		$1,211,840
IT Services — 2.1%
MoneyGram International, Inc.	15,900	462,054
Paychex, Inc.	16,000	589,600
		$1,051,654
Machinery — 1.0%
Danaher Corp.	7,500	515,025
		$515,025
Media — 6.9%
Clear Channel Outdoor Holdings, Inc., Class A (1)	22,000	448,800
Comcast Corp., Class A (1)	28,500	1,050,225
McGraw-Hill Companies, Inc., (The)	12,100	702,163
Time Warner, Inc.	32,700	596,121
Walt Disney Co., (The)	20,200	624,382
		$3,421,691
Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	6,100	324,886
Inco, Ltd. (2)	5,900	449,993
		$774,879
Multiline Retail — 3.3%
Federated Department Stores, Inc.	14,000	604,940
Nordstrom, Inc.	13,500	571,050
Sears Holdings Corp. (1)	2,900	458,461
		$1,634,451
Oil, Gas & Consumable Fuels — 2.0%
ConocoPhillips	6,500	386,945
Exxon Mobil Corp.	9,210	617,991
		$1,004,936
Pharmaceuticals — 10.1%
Abbott Laboratories	13,000	631,280
Allergan, Inc.	6,500	731,965
Endo Pharmaceuticals Holdings, Inc. (1)	18,800	611,940
Johnson & Johnson	12,700	824,738
Novartis AG ADR	12,500	730,500

Roche Holdings, Ltd. ADR	6,400	$551,729
Wyeth Corp.	17,300	879,532
		$4,961,684
Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.	33,000	678,810
Linear Technology Corp.	17,300	538,376
Marvell Technology Group, Ltd. (1)	34,000	658,580
Texas Instruments, Inc.	15,500	515,375
		$2,391,141
Software — 5.0%
Autodesk, Inc. (1)	11,600	403,448
Microsoft Corp.	35,420	968,028
Oracle Corp. (1)	39,500	700,730
SAP AG ADR (3)	8,200	405,900
		$2,478,106
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	5,700	499,434
		$499,434
Total Common Stocks (identified cost $39,761,443)		$47,596,031

Short-Term Investments — 8.2%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31% (4)	1,482	$1,482,228

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	924	$924,000
Societe Generale Time Deposit, 5.35%, 10/2/06	1,660	1,660,000
Total Short-Term Investments (at amortized cost, $4,066,228)		$4,066,228
Total Investments — 104.6% (identified cost $43,827,671)		$51,662,259
Other Assets, Less Liabilities — (4.6)%		$(2,294,817)
Net Assets — 100.0%		$49,367,442

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		All or a portion of these securities were on loan at September 30, 2006.
(4)

As of September 30, 2006, the Portfolio loaned securities having a market value of $1,435,990 and received $1,482,228 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$43,827,671
Gross unrealized appreciation	$8,114,420
Gross unrealized depreciation	(279,832)
Net unrealized appreciation	$7,834,588

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 20, 2006

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	November 20, 2006